Goodwill, Deferred Leasing Costs and Other Intangibles - Future Amortization Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
(Decrease) Increase to rental income
2019		$ 7,863
2019	$ 5,804
2020	7,499	7,466
2021	8,451	8,369
2022	7,964	7,932
2023	8,708	8,636
2024 and Thereafter	(2,418)	(2,589)
Net increase (decrease) to rental income	36,008	37,677
Deferred Leasing Costs and Intangible Assets
Remaining 2019	91,971
2019		106,698
2020	36,735	35,953
2021	30,899	30,150
2022	23,392	25,979
2023	17,318	24,516
2024 and Thereafter	59,002	67,301
Net Carrying Amount	259,317	290,597
Net below-market ground lease obligations
Deferred Leasing Costs and Intangible Assets
2019		(220)
2020		(218)
2021		(213)
2022		(210)
2023		(218)
2024 and Thereafter		2,001
Net Carrying Amount		922
Industrial
(Decrease) Increase to rental income
Net increase (decrease) to rental income	9,900	8,300
Deferred Leasing Costs and Intangible Assets
Net Carrying Amount	$ 147,300	90,900
Industrial | Net below-market ground lease obligations
Deferred Leasing Costs and Intangible Assets
Net Carrying Amount		$ 100